Income Taxes - Summary of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Valuation Allowance [Abstract]
Balance at the beginning of the year	¥ (3,064)	$ (473)	¥ (1,599)
Provided	(3,733)	(577)	(1,465)
Written off	496	77
Balance at the end of the year	¥ (6,301)	$ (973)	¥ (3,064)